Document and Entity Information	Aug. 09, 2022
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001869601
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 09, 2022
Entity Registrant Name	EMBRACE CHANGE ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-41397
Entity Address, Address Line One	5186 Carroll Canyon Rd
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	688-4965
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Ordinary Share Of Par Value 0.0001 One Warrant And One Right [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one ordinary share of par value $0.0001, one Warrant and one Right
Trading Symbol	EMCGU
Security Exchange Name	NASDAQ
Ordinary 160shares 160par 160value 1600.0001160per Share 160included 160as 160part 160of 160the 160 Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary shares, par value $0.0001 per share, included as part of the Units
Trading Symbol	EMCG
Security Exchange Name	NASDAQ
Warrants Included As Part Of The Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants included as part of the Units
Trading Symbol	EMCGW
Security Exchange Name	NASDAQ
Rights 160included 160as 160part 160of 160the 160 Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Rights included as part of the Units
Trading Symbol	EMCGR
Security Exchange Name	NASDAQ